Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Core Fixed Income Fund

(the “Fund”)

Supplement dated October 18, 2019 to the

Prospectuses, each dated July 30, 2019, as supplemented to date

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6
Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None
Other Expenses	0.21%		0.46%		0.12%		0.37%		0.21%		0.21%		0.11%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e
All Other Expenses	0.21%		0.21%		0.12%		0.12%		0.21%		0.21%		0.11%
Total Annual Fund Operating Expenses	0.86%		1.61%		0.52%		1.02%		0.61%		1.11%		0.51%
Fee Waiver and Expense Limitation[2]	(0.14)%		(0.14)%		(0.14)%		(0.14)%		(0.14)%		(0.14)%		(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.72%		1.47%		0.38%		0.88%		0.47%		0.97%		0.37%
[2]
The Investment Adviser has agreed to waive a portion of the management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least October 18, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least July 29, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Limitation[1]	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.37%
[1]
The Investment Adviser has agreed to waive a portion of the management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least October 18, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least July 29, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Multi-Class Prospectus:

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$446	$626	$821	$1,384

Class C Shares
– Assuming complete redemption at end of period	$250	$494	$863	$1,899
– Assuming no redemption	$150	$494	$863	$1,899

Institutional Shares	$39	$153	$277	$639

Service Shares	$90	$311	$550	$1,235

Investor Shares	$48	$181	$326	$749

Class R Shares	$99	$339	$598	$1,339

Class R6 Shares	$38	$149	$271	$627

The following replaces in its entirety the “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Class P Prospectus:

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$38	$149	$271	$627

Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Core Fixed Income Fund

(the “Fund”)

Supplement dated October 18, 2019 to the

Prospectuses, each dated July 30, 2019, as supplemented to date

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus:

	Class A		Class C		Institutional		Service		Investor		Class R		Class R6
Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%		0.40%		0.40%		0.40%		0.40%		0.40%		0.40%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%		None		0.25%		None		0.50%		None
Other Expenses	0.21%		0.46%		0.12%		0.37%		0.21%		0.21%		0.11%
Service Fees	Non	e	0.25%		Non	e	Non	e	Non	e	Non	e	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	0.25%		Non	e	Non	e	Non	e
All Other Expenses	0.21%		0.21%		0.12%		0.12%		0.21%		0.21%		0.11%
Total Annual Fund Operating Expenses	0.86%		1.61%		0.52%		1.02%		0.61%		1.11%		0.51%
Fee Waiver and Expense Limitation[2]	(0.14)%		(0.14)%		(0.14)%		(0.14)%		(0.14)%		(0.14)%		(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.72%		1.47%		0.38%		0.88%		0.47%		0.97%		0.37%
[2]
The Investment Adviser has agreed to waive a portion of the management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least October 18, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least July 29, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Multi-Class Prospectus:

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$446	$626	$821	$1,384

Class C Shares
– Assuming complete redemption at end of period	$250	$494	$863	$1,899
– Assuming no redemption	$150	$494	$863	$1,899

Institutional Shares	$39	$153	$277	$639

Service Shares	$90	$311	$550	$1,235

Investor Shares	$48	$181	$326	$749

Class R Shares	$99	$339	$598	$1,339

Class R6 Shares	$38	$149	$271	$627

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 18, 2020 July 29, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor, Class R and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 446
3 Years	rr_ExpenseExampleYear03	626
5 Years	rr_ExpenseExampleYear05	821
10 Years	rr_ExpenseExampleYear10	$ 1,384
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	$ 250
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	863
10 Years	rr_ExpenseExampleYear10	1,899
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	863
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,899
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	$ 39
3 Years	rr_ExpenseExampleYear03	153
5 Years	rr_ExpenseExampleYear05	277
10 Years	rr_ExpenseExampleYear10	$ 639
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	$ 90
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	550
10 Years	rr_ExpenseExampleYear10	$ 1,235
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	181
5 Years	rr_ExpenseExampleYear05	326
10 Years	rr_ExpenseExampleYear10	$ 749
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	598
10 Years	rr_ExpenseExampleYear10	$ 1,339
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Core Fixed Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	149
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	$ 627
Class P Shares | Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Multi Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the

Goldman Sachs Core Fixed Income Fund

(the “Fund”)

Supplement dated October 18, 2019 to the

Prospectuses, each dated July 30, 2019, as supplemented to date

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Core Fixed Income Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Limitation[1]	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.37%
[1]
The Investment Adviser has agreed to waive a portion of the management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least October 18, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least July 29, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Core Fixed Income Fund—Summary—Expense Example” section of the Class P Prospectus:

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$38	$149	$271	$627

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 18, 2020 July 29, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class P Shares | Goldman Sachs Core Fixed Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	149
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	$ 627

[1]	The Investment Adviser has agreed to waive a portion of the management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least October 18, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least July 29, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	The Investment Adviser has agreed to waive a portion of the management fee in order to achieve an effective net management fee rate of 0.33% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least October 18, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least July 29, 2020, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.